Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segment and Geographical Information
Schedule of the Group's identifiable assets other than acquired intangible asset and liabilities by business operations

	December 31,	December 31,
	2020	2021
	HK$	HK$
Identifiable assets
Hong Kong	181,561	98,217
United States	3,646	3,646

	185,207	101,863

Identifiable liabilities
Hong Kong	11,755	12,146

	11,755	12,146

Schedule of reconciliations of reportable segment assets and liabilities

	December 31,	December 31,
	2020	2021
	HK$	HK$

Assets
Current assets	185,147	101,863
Non-current financial assets	60	—
Consolidated total assets before intangible asset	185,207	101,863
Intangible asset	438	438

Consolidated total assets	185,645	102,301

Liabilities
Liabilities excluding tax liabilities	1,569	1,120
Tax liabilities	10,186	11,026

Consolidated total liabilities	11,755	12,146